Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of exchange rates

	December 31, 2019	December 31, 2018
Balance sheet items, except for equity accounts	6,9618	6.8755

	For the Years Ended December 31,
	2019	2018	2017
Items in the statements of income and comprehensive income, and statements of cash flows	6,9081	6.6090	6.7569

Schedule of propery and equipment useful lives
Office equipment	3 years
Vehicle	4 years

Schedule of amortized over their estimated useful lives
Trademarks	10 years
License	10 years
Software	10 years